Subordinated liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Subordinated liabilities [abstract]
Subordinated liabilities

	Half year ended 30.06.25	Year ended 31.12.24
	£m	£m
Opening balance as at 1 January	41,875	35,903
Issuances	5,379	11,222
Redemptions	(2,371)	(5,067)
Other	(1,662)	(183)
Closing balance	43,221	41,875

Designated at fair value (Note 5)	550	537
Total subordinated liabilities	43,771	42,412